OTTI Credit Losses Recognized in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	$ 35.8		$ 39.8
Credit losses for which an OTTI was previously recognized	0.1		1.4
Credit losses for which an OTTI was not previously recognized	0.3		1.5
Reductions for securities sold/matured	(0.2)		0
Change in recoveries of future cash flows expected to be collected	(4.0)	[1],[2]	(5.4)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(4.3)	[3]	(1.5)	[3]
Ending balance	27.7		35.8
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	34.5		32.3
Credit losses for which an OTTI was previously recognized	0.1		1.4
Credit losses for which an OTTI was not previously recognized	0.3		1.1
Reductions for securities sold/matured	0		0
Change in recoveries of future cash flows expected to be collected	(3.8)	[1],[2]	0.8	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(4.0)	[3]	(1.1)	[3]
Ending balance	27.1		34.5
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	1.3		1.0
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0.4
Reductions for securities sold/matured	(0.2)		0
Change in recoveries of future cash flows expected to be collected	(0.2)	[1],[2]	0.3	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(0.3)	[3]	(0.4)	[3]
Ending balance	0.6		1.3
Corporate debt securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning balance	0		6.5
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0
Reductions for securities sold/matured	0		0
Change in recoveries of future cash flows expected to be collected	0	[1],[2]	(6.5)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	0	[3]
Ending balance	$ 0		$ 0

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $1.4 million and $2.0 million at December 31, 2012 and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).